Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 33-62470 and 811-7704)

Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

Post-Effective Amendment No. 175

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated June 19, 2017, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.